Property, Plant and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Property, plant and equipment USD ($)	Dec. 31, 2013 Property, plant and equipment CNY	Dec. 31, 2012 Property, plant and equipment CNY	Dec. 31, 2011 Property, plant and equipment CNY	Dec. 31, 2013 Buildings and improvements USD ($)	Dec. 31, 2013 Buildings and improvements CNY	Dec. 31, 2012 Buildings and improvements CNY	Dec. 31, 2013 Machinery USD ($)	Dec. 31, 2013 Machinery CNY	Dec. 31, 2012 Machinery CNY	Dec. 31, 2013 Office equipment and furnishing USD ($)	Dec. 31, 2013 Office equipment and furnishing CNY	Dec. 31, 2012 Office equipment and furnishing CNY	Dec. 31, 2013 Motor vehicles USD ($)	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2013 Certain buildings USD ($)	Dec. 31, 2013 Certain buildings CNY	Dec. 31, 2012 Certain buildings CNY	Dec. 31, 2013 Certain equipment USD ($)	Dec. 31, 2013 Certain equipment CNY	Dec. 31, 2012 Certain equipment CNY
Property, plant and equipment, net
Total cost	$ 250,018,059	1,524,335,105	1,317,663,023						$ 102,725,680	626,308,198	475,282,500	$ 146,289,367	891,911,639	836,323,374	$ 240,170	1,464,293	1,406,173	$ 762,842	4,650,975	4,650,976
Total accumulated depreciation	(62,427,213)	(380,612,477)	(277,738,654)
Construction in progress			8,009,646
Total property, plant, and equipment, net	187,590,846	1,143,722,628	1,047,934,015
Amount pledged as collateral for borrowings from the financial institutions																					20,687,561	126,129,992	29,815,366	4,959,092	30,235,089	70,739,729
Interests capitalized as borrowing cost in property, plant and equipment					779,412	4,752,000	0	0
Depreciation expenses	$ 16,873,136	102,873,823	97,416,071	83,808,331